Other current assets - Summary of Other Current Assets (Detail) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Prepayments	€ 4,959,889	€ 4,044,255
Other assets	620,815	582,589
Total	€ 5,580,704	€ 4,626,844